                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                -------------------------------------------------

          SUPPLEMENT TO THE POLARIS(II) PROSPECTUS DATED APRIL 1, 1999

Anchor National no longer offers the plus and max options as part of the Income Protector feature for new contracts. If you purchased your contract between November 2, 1998 and March 31, 1999 in a state in which the Income Protector feature was available, your contract includes the base Income Protector feature as well as the plus and max options, which remain available to you until you switch to the Income Phase of your contract. You may elect these options at any time.

The income benefit base for the plus or max option accumulates at specified annual growth rates from the date the option you elect becomes effective. Once you elect an option, we guarantee the then current growth rate for the life of your contract. The current growth rates are as follows:

    ----------------------------------- ----------------------------------
                   Option                       Current Growth Rate*
    ----------------------------------- ----------------------------------
         The Income Protector Plus                     3.25%
    ----------------------------------- ----------------------------------
         The Income Protector Max                      6.50%
    ----------------------------------- ----------------------------------

    * Growth rates are subject to change in the future.

Generally, to elect the plus and max options you must complete the Income Protector election form available through our Annuity Service Center. Once effective, the option applies for the life of your contract. Your income benefit base will begin accumulating at the applicable growth rate on the contract anniversary following our receipt of your election form. In order to take income using the Income Protector feature, you may not begin the Income Phase of your contract until:

- Your 7th contract anniversary, if you annuitize using the base Income Protector; or
        If you elect the plus or max option, seven years following the later of
           (a) the date the option becomes effective or
           (b) your latest step-up date.

The base Income Protector is a standard feature of your contract at no extra charge. If you elect the Income Protector plus or max option, we charge a fee as follows:

  ----------------------------------- ---------------------------------------
                Option                  Fee as a % of Income Benefit Base
  ----------------------------------- ---------------------------------------
       The Income Protector Plus                      .15%
  ----------------------------------- ---------------------------------------
       The Income Protector Max                       .30%
  ----------------------------------- ---------------------------------------

For more information on the plus and max options, please see the prospectus you received at the time you purchased your contract or contact our Annuity Service Center at (800) 445-7862 or your financial representative.

Date: April 7, 1999

                Please keep this Supplement with your Prospectus